COMMON STOCK (Tables) - Ayala Pharmaceuticals Inc [Member]	12 Months Ended
Dec. 31, 2021
SCHEDULE OF TOTAL SHARES OF COMMON STOCK RESERVED FOR ISSUANCE

	December 31,	December 31,
	2021	2020
Options Outstanding	900,789	695,674
Warrants for common shares of the company.	1,799,999
Shares available for future option grants	593,040	387,736
Total shares of Common Stock reserved for Issuance	3,293,828	1,083,410

SCHEDULE OF COMPOSITION OF CAPITAL STOCK

	December 31,			December 31,
	2021			2020
		Issued and			Issued and
	Authorized	outstanding		Authorized	outstanding
Shares of USD 0.01 par value:
Common Stock	200,000,000	13,956,035	*	200,000,000	12,728,446	*

*	Does not include 124,348 and 96,017 shares of restricted Common Stock issued but not outstanding in 2021 and 2020, respectively.